Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Operating Activities
Net loss	$ (1,274,996)	$ (2,021,700)	$ (3,488,129)
Adjustments for non-cash items:
Depreciation and amortization	75,272	146,946	279,527
Fair value adjustment on warrants	(885,673)	(1,880,588)	(226,827)
Stock-based compensation	67,599	869,130	387,648
Shares issued for services	32,155	0	111,764
Changes in non-cash working capital items:
Receivables	7,987	(1,188)	(4,944)
Prepaid expenses	47,619	92,889	(87,681)
Trade payables and accrued liabilities	384,846	448,037	440,297
Net cash flows used in operating activities	(1,545,191)	(2,346,474)	(2,588,345)
Investing Activities
Expenditures on equipment	(1,548)	(3,542)	(27,185)
Net cash flows used in investing activities	(1,548)	(3,542)	(27,185)
Financing Activities
Subscriptions received for pending private placement	0	0	31,102
Proceeds on issuance of common shares - exercise of options	39,610	13,682	0
Proceeds on issuance of common shares - exercise of warrants	69,532	0	0
Proceeds on issuance of common shares - net of issuance costs	1,470,736	1,838,065	2,557,562
Net cash flows provided by financing activities	1,579,878	1,851,747	2,588,644
Increase (decrease) in cash and cash equivalents	33,139	(498,269)	(26,866)
Cash and cash equivalents, beginning	23,252	521,521	548,387
Cash and cash equivalents, ending	$ 56,391	$ 23,252	$ 521,521